Commitments and Contingencies - Additional Information (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Apr. 18, 2018 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Loss Contingencies [Line Items]
Operating leases, rent expense			$ 4,119,527	$ 5,597,774	$ 5,555,144
Accrual amount					3,000,000
Expected insurance recovery					$ 3,000,000
Other commitments, description			On April 18, 2018, lead plaintiffs informed the court that checks representing all but $2,759.76 of the net settlement amount had been cashed, requested that the court authorize a second and final distribution for the remaining amount, and requested that the court enter the judgment
Net legal settlements	$ 2,759.76
Damage amount						$ 7,700,000	¥ 50
Board of Directors
Loss Contingencies [Line Items]
Litigation expenses		$ 3,000,000